Summary of Significant Accounting Policies (Policies)	4 Months Ended
Apr. 15, 2016
Income Taxes

Income taxes - As a partnership, no provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Use of Estimates

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Basis of Presentation	Basis of presentation - The accompanying balance sheet of the Partnership has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Cash and Cash Equivalents

Cash and cash equivalents - The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. At April 15, 2016, the Partnership had cash and cash equivalents of $2,100 held in one bank in the United States of America.

Uncertain Tax Positions

Uncertain tax positions - The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at April 15, 2016, and does not expect a material adjustment to be made.

The Partnership has adopted the provisions of Financial Accounting Standards Board’s Topic 740, Accounting for Uncertainty in Income Taxes. This accounting guidance prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Additionally, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its entity level tax position as of April 15, 2016 and does not expect any material adjustments to be made.

SQN AIF V GP, LLC [Member]
Consolidation

Consolidation – In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the Limited Partners owning a majority of the Managed Fund’s limited partnership units. At April 15, 2016, the Managed Fund had a single Limited Partner.

Basis of presentation – The accompanying balance sheet of the LLC has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents – The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits.

Revenue Recognition

Revenue recognition - The LLC is not expected to generate any revenue, its only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds, and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income Taxes

Income taxes - The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

The LLC has adopted the provisions of Financial Accounting Standards Board’s Topic 740, Accounting for Uncertainty in Income Taxes. This accounting guidance prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Additionally, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its entity level tax position as of April 15, 2016 and does not expect any material adjustments to be made.

Use of Estimates

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.